[SBG LOGO] The Security Benefit
           Group of Companies
--------------------------------------------------------------------------------

May 1, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC 20549

Subj:  SBL Variable Annuity Account XIV
       Post Effective Amendment Nos. 5 and 9
       File Nos.: 811-10011 & 333-41180

Dear Sir/Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933,  please  accept  this  letter as  certification  that the  Prospectus  and
Statement  of  Additional   Information  for  Variable  Annuity  Account  XIV  -
SecureDesigns   Variable  Annuity,  AEA  Valuebuilder,   AdvanceDesign  Variable
Annuity,  Variable  Annuity of  Security  Benefit  Life  Insurance  Company  and
Security  Benefit Advisor  Variable Annuity do not differ from that contained in
Post-Effective   Amendment  No.  5  under  the   Securities   Act  of  1933  and
Post-Effective  Amendment No. 9 under the Investment  Company Act of 1940.  This
Post-Effective Amendment was filed electronically on April 30, 2003.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 438-3226.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

   One Security Benefit Place * Topeka, Kansas 66636-0001 * (785) 438-3000 *
                             www.securitybenefit.com